Tax assets and liabilities	12 Months Ended
Jan. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
25	Tax assets and liabilities

	Opening Balance NZ$000's	Charged to Income NZ$000's	Charged directly to Equity NZ$000's	Changes in Tax Rate NZ$000's	Exchange Differences NZ$000's	Closing Balance NZ$000's
Deferred tax assets/(liabilities)
Property, plant and equipment	1,251	417		-	-	1,668
Doubtful debts	85	(5)		-	-	80
Provision for annual leave	273	23		-	-	296
Provision for long service leave	66	13		-	-	79
Other payroll provisions	142	(18)		-	-	124
General provisions	1,857	(1,524)		-	-	333
Inventories	125	90		-	-	215
Carried forward tax losses	194	3,300		-	-	3,494
Intangible assets	(403)	(297)		-	-	(700)
Balance at 30 June 2015	3,590	1,999		-	-	5,589

Property, plant and equipment	1,668	(1,668)		-	-	-
Doubtful debts	80	(80)		-	-	-
Provision for annual leave	296	(296)		-	-	-
Provision for long service leave	79	(79)		-	-	-
Other payroll provisions	124	(124)		-	-	-
General provisions	333	(333)		-	-	-
Inventories	215	(215)		-	-	-
Carried forward tax losses	3,494	(2,864)		-	-	630
Intangible assets	(700)	70		-	-	(630)
Balance at 30 June 2016	5,589	(5,589)		-	-	-

Carried forward tax losses	630	-				630
Intangible assets	(630)	-				(630)
Balance at 31 January 2017	-	-		-	-	-

Carried forward tax losses	630	-				630
Intangible assets	(630)	-				(630)
Balance at 31 January 2018	-	-		-	-	-